N-2	Jun. 02, 2025
Cover [Abstract]
Entity Central Index Key	0001678124
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CION ARES DIVERSIFIED CREDIT FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The discussion of the Wells Credit Facility in the sub-section of each Prospectus entitled “Types of Investments and Related Risks—Risks Associated with the Use of Leverage” is hereby replaced in its entirety with the following:

Wells Credit Facility. The Fund and one of the Fund’s consolidated subsidiaries, CADEX Credit Financing, LLC (the “Financing Sub 1”), are party to a revolving funding facility (as amended, the “Wells Credit Facility”), that allows the Financing Sub 1 to borrow up to $1.4 billion at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub 1. As of May 30, 2025, the end of the reinvestment period and the stated maturity date for the Wells Credit Facility are May 30, 2028 and May 30, 2030, respectively. Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub 1. The Financing Sub 1 is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub 1 are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities (which are subject to certain limitations and exceptions).

As of May 30, 2025, there was $845 million outstanding under the Wells Credit Facility. Since May 30, 2025, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR plus an applicable spread of 1.90%. Prior to May 30, 2025, the interest rate charged on the Wells Credit Facility was based on an applicable SOFR plus an applicable spread of 2.15%. The Financing Sub 1 is also required to pay a commitment fee of between 0.50% and 1.80% per annum depending on the size of the unused portion of the Wells Credit Facility.

Wells Credit Facility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Wells Credit Facility. The Fund and one of the Fund’s consolidated subsidiaries, CADEX Credit Financing, LLC (the “Financing Sub 1”), are party to a revolving funding facility (as amended, the “Wells Credit Facility”), that allows the Financing Sub 1 to borrow up to $1.4 billion at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub 1. As of May 30, 2025, the end of the reinvestment period and the stated maturity date for the Wells Credit Facility are May 30, 2028 and May 30, 2030, respectively. Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub 1. The Financing Sub 1 is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub 1 are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities (which are subject to certain limitations and exceptions).

As of May 30, 2025, there was $845 million outstanding under the Wells Credit Facility. Since May 30, 2025, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR plus an applicable spread of 1.90%. Prior to May 30, 2025, the interest rate charged on the Wells Credit Facility was based on an applicable SOFR plus an applicable spread of 2.15%. The Financing Sub 1 is also required to pay a commitment fee of between 0.50% and 1.80% per annum depending on the size of the unused portion of the Wells Credit Facility.

Class A Shares (Cadex) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class C Shares (Cadcx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class C Shares
Class I Shares (Cadux) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class L Shares (Cadwx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class L Shares
Class U Shares (Cadzx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Class U 2 Shares (Cadsx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U-2 Shares
Class W Shares (Cadfx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class W Shares